Cash, Cash Equivalents and Investments	12 Months Ended
Mar. 02, 2013
Cash, Cash Equivalents and Investments
4.	CASH, CASH EQUIVALENTS AND INVESTMENTS

The components of cash, cash equivalents and investments were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments

As at March 2, 2013
Bank balances	$431	$—	$—	—	$431	$431	$—	$—
Money market funds	5	—	—	—	5	5	—	—
Bankers’ acceptances/Bearer deposit notes	114	—	—	—	114	114	—	—
Non-U.S. government promissory notes	50	—	—	—	50	50	—	—
Term deposits/certificates	157	—	—	—	157	132	25	—
Commercial paper	629	—	—	—	629	534	95	—
Non-U.S. treasury bills/notes	282	—	—	—	282	233	49	—
U.S. treasury bills/notes	619	—	—	—	619	—	602	17
U.S. government sponsored enterprise notes	156	—	—	—	156	10	146	—
Non-U.S. government sponsored enterprise notes	26	—	—	—	26	26	—	—
Corporate notes/bonds	217	1	—	—	218	14	186	18
Asset-backed securities	102	—	—	—	102	—	2	100
Auction rate securities	41	1	—	(6)	36	—	—	36
Other investments	50	—	—	—	50	—	—	50

	$2,879	$2	$—	$(6)	$2,875	$1,549	$1,105	$221

As at March 3, 2012
Bank balances	$453	$—	$—	$—	$453	$453	$—	$—
Money market funds	5	—	—	—	5	5	—	—
Bankers’ acceptances	284	—	—	—	284	284	—	—
Term deposits/certificates	217	—	—	—	217	202	15	—
Commercial paper	402	—	—	—	402	355	47	—
Non-U.S. treasury bills/notes	71	—	—	—	71	71	—	—
U.S. treasury bills/notes	114	—	—	—	114	40	32	42
U.S. government sponsored enterprise notes	127	—	—	—	127	91	24	12
Non-U.S. government sponsored enterprise notes	18	—	—	—	18	10	8	—
Corporate notes/bonds	165	1	—	—	166	16	121	29
Asset-backed securities	109	—	—	—	109	—	—	109
Auction rate securities	41	1	—	(6)	36	—	—	36
Other investments	120	—	—	(11)	109	—	—	109

	$2,126	$2	$—	$(17)	$2,111	$1,527	$247	$337

There were realized gains on available-for-sale securities for the year ended March 2, 2013 of $11 million ($1 million for the year ended March 3, 2012; $2 million for the year ended February 26, 2011), representing the sale of a portion of the Company’s claim on Lehman Brothers International (Europe) (“LBIE”) trust assets on which an other-than-temporary impairment charge had been recorded in fiscal 2011.

Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Realized gains	$11	$1	$2
Realized losses	—	—	—

Net realized gains	$11	$1	$2

The contractual maturities of available-for-sale investments as at March 2, 2013 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$2,218	$2,219
Due in one to five years	134	134
Due after five years	35	36
No fixed maturity date	5	5

	$2,392	$2,394

As at March 2, 2013 and March 3, 2012, the Company had no investments with continuous unrealized losses.

The Company engages in limited securities lending to generate fee income. Collateral, which exceeds the market value of the loaned securities, is retained by the Company until the underlying security has been returned to the Company. As at March 2, 2013, the Company did not have any securities on loan (March 3, 2012 - nil).

During fiscal 2011, the Company recognized an other-than-temporary impairment charge on its auction rate securities in the amount of $6 million as a result of the lack of continuing liquidity in these securities. In valuing these securities, the Company used a multi-year investment horizon and considered the underlying risk of the securities and the current market interest rate environment. The Company has the ability and intent to hold these securities until such time that market liquidity returns to normal levels, and does not consider the principal or interest amounts on these securities to be materially at risk. The Company has not recorded any additional impairment on its auction rate securities as of March 3, 2012 or March 2, 2013. As there is uncertainty as to when market liquidity for auction rate securities will return to normal, the Company has classified the auction rate securities as long-term investments on the consolidated balance sheet as at March 3, 2012 and March 2, 2013.

During fiscal 2011, the Company also recognized an other-than-temporary impairment charge of $11 million against a portion of its claim on LBIE trust assets. These assets were represented by principal and interest payments from matured investments that were originally held at LBIE at the time of bankruptcy. On October 30, 2012, the Company sold its claim on these assets at par value, recovering the other-than-temporary impairment charge taken during fiscal 2011. The recovery is included within investment income. This sale represented a significant transfer out of assets classified as Level 3 and is presented as such in Note 5 to the financial statements.